Finance Costs	12 Months Ended
Dec. 31, 2022
Finance Costs Disclosure [Abstract]
FINANCE COSTS

 9. FINANCE COSTS

	Year ended December 31,
	2022 $’000	2021 $’000	2020 $’000
Group
Finance Income
Finance income received on net investment in lease	-	-	8
Total finance income	-	-	8

Finance Expense
Finance charge accrued on convertible loan notes	-	163	303
Interest expense on lease liabilities	7	13	17
Total finance expenses	7	176	320
Net finance expense recognized in Consolidated statements of operations and comprehensive loss	7	176	312